SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of ownership structure

			12/31/2023			12/31/2022
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	543,617,803	40.99%	40.99%	679,522,254	51.24%	51.24%
Rio Iaco Participações S.A. (*)	45,706,242	3.45%	3.45%	45,706,242	3.45%	3.45%
CFL Ana Participações S.A. (*)	135,904,451	10.25%	10.25%	0	0.00%	0.00%
NYSE (ADRs)	273,702,845	20.64%	20.64%	254,520,040	19.19%	19.19%
Other shareholders	327,162,606	24.67%	24.67%	346,345,411	26.12%	26.12%
Outstanding shares	1,326,093,947	100.00%	100.00%	1,326,093,947	100.00%	100.00%

(*)	Controlling group companies.

Schedule of treasury shares

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Sale of shares	Balance in treasury
	04/20/2018	30,391,000	From 4/20/2018 to 4/30/2018	Not applicable	Not applicable			22,981,500	7,409,500
1º	06/21/2021	24,154,500	From 06/22/2021 to 12/22/2021	R$ 21.82	R$20.06 and R$23.22	24,082,000			31,491,500
2º	6/12/2021	30,000,000	From 12/07/2021 to 6/30/2022	R$ 25.00	R$17.20 and R$26.76	29,938,600			61,430,100
	05/18/2022			Not applicable	Not applicable		61,430,100
3º	05/18/2022	58,000,000	From 05/19/2022 to 05/18/2023

Schedule of earning per share

	12/31/2023	12/31/2022	12/31/2021
	Common Shares
(Loss)/profit for the year	(318,206)	1,554,060	12,258,628
Weighted average number of shares	1,326,093,947	1,327,028,614	1,376,362,149
Basic and diluted (loss)/earnings per share	(0.23996)	1.17108	8.90654